Annual Fund Operating Expenses	Aug. 28, 2025
EIC Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.23%	[1],[2]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.21%	[1],[2]
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.98%	[1],[2]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.96%	[1],[2]
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.98%	[1],[2]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.96%	[1],[2]
Pacific Capital Tax-Free Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Pacific Capital Tax-Free Securities Fund | Pacific Capital Tax-Free Securities Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.35%	[3]
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.15%	[3],[4]
Pacific Capital Tax-Free Short Intermediate Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Pacific Capital Tax-Free Short Intermediate Securities Fund | Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.42%	[5]
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[6]
Expenses (as a percentage of Assets)	0.51%	[7]
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[6]
Expenses (as a percentage of Assets)	0.76%	[7]
Polen Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen Growth Fund | Polen Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.22%	[8]
Polen Growth Fund | Polen Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.97%	[8]
Polen Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen Global Growth Fund | Polen Global Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.26%	[9]
Polen Global Growth Fund | Polen Global Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.01%	[9]
Polen International Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen International Growth Fund | Polen International Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.33%	[10],[11]
Polen International Growth Fund | Polen International Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.08%	[10],[11]
Polen U.S. Small Company Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.75%	[12]
Fee Waiver or Reimbursement	(0.40%)	[12]
Net Expenses (as a percentage of Assets)	1.35%	[12]
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.50%	[12]
Fee Waiver or Reimbursement	(0.40%)	[12]
Net Expenses (as a percentage of Assets)	1.10%	[12]
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.45%	[12]
Fee Waiver or Reimbursement	(0.45%)	[12]
Net Expenses (as a percentage of Assets)	1.00%	[12]
Polen Emerging Markets Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen Emerging Markets Growth Fund | Polen Emerging Markets Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement	(0.69%)
Net Expenses (as a percentage of Assets)	1.50%	[13]
Polen Emerging Markets Growth Fund | Polen Emerging Markets Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.69%)
Net Expenses (as a percentage of Assets)	1.25%	[13]
Polen U.S. SMID Company Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen U.S. SMID Company Growth Fund | Polen U.S. SMID Company Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.09%
Expenses (as a percentage of Assets)	2.34%
Fee Waiver or Reimbursement	(1.04%)
Net Expenses (as a percentage of Assets)	1.30%	[14]
Polen U.S. SMID Company Growth Fund | Polen U.S. SMID Company Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.09%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(1.04%)
Net Expenses (as a percentage of Assets)	1.05%	[14]
Polen Opportunistic High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.04%)	[15]
Net Expenses (as a percentage of Assets)	1.14%	[15]
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.89%	[15]
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.03%)	[15]
Net Expenses (as a percentage of Assets)	0.79%	[15]
Polen High Income ETF | Polen High Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[16]
Distribution or Similar (Non 12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.66%	[18]
Fee Waiver or Reimbursement	(0.10%)	[19]
Net Expenses (as a percentage of Assets)	0.56%	[18],[19]
Polen Floating Rate Income ETF | Polen Floating Rate Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[20]
Distribution or Similar (Non 12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.10%)	[22]
Net Expenses (as a percentage of Assets)	0.49%	[22]
Private Capital Management Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.45%	[23],[24]
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	2.22%	[23],[24]
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.45%	[23],[24]
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.22%	[23],[24]
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.95%	[23],[24]
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.72%	[23],[24]

[1]	Equity Investment Corporation (“EIC” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses”.
[3]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[4]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2027. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).
[5]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until August 31, 2027. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).
[6]	“Other Expenses” are estimated based on expenses for the current fiscal year.
[7]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has voluntarily agreed to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a minimum daily net yield for the Fund (the “Voluntary Waiver”). This is not reflected in the table above. Such Voluntary Waiver will continue until the Adviser notifies the Fund of a change in the amount of the Voluntary Waiver or its discontinuation. This Voluntary Waiver may be discontinued at any time at the discretion of the Adviser.
[8]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[9]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[10]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[11]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses”.
[12]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Investor Class shares and Institutional Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). Prior to May 1, 2021 the Expense Limitation was 1.25% with respect to Investor Class shares and Institutional Class shares. The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[13]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[14]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) of the Fund’s average daily net assets with respect to the Investor Class and Institutional Class shares of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[15]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest and other costs of borrowing, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% with respect to Investor Class shares and Institutional Class shares and 0.79% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[16]	The management fee is structured as a “unified fee.” Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[17]	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[18]	Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses”.
[19]	The Adviser has contractually agreed to waive 0.10% (10 basis points) of its investment advisory fee (the “Fee Waiver”). The Fee Waiver will remain in place until August 31, 2026, unless the Board of Trustees approves its earlier termination.
[20]	The management fee is structured as a “unified fee.” Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[21]	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[22]	The Adviser has contractually agreed to waive 0.10% (10 basis points) of its investment advisory fee (the “Fee Waiver”). The Fee Waiver will remain in place until August 31, 2026, unless the Board of Trustees approves its earlier termination.
[23]	Private Capital Management, LLC (“Private Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Prior to September 1, 2019 the Expense Limitation was 1.10%. The Expense Limitation will remain in place until August 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[24]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses”.